Warrant liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Warrant liabilities
Schedule of warrant liabilities

US$
Balance as of December 31, 2023	—
Issuance of warrant liabilities	12,141
Conversion to ordinary shares	(275)
Changes in fair values	(8,526)
Balance as of December 31, 2024	3,340

Sponsor warrants
Warrant liabilities
Schedule of quantitative information regarding Level 3 fair value measurements inputs

As of December 31, 2024

Risk-free interest rate	4.33%
Dividend rate	0.0%
Expected term (years)	4.14 years
Expected volatility	39.76%
Spot price	US$3.61